UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 5452 )

Exact name of registrant as specified in charter: Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/06 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (17.6%)(a)
		Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012		$16,027,500	$15,011,025
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	8,000,000	10,262,473
Brazil (Federal Republic of) bonds 10 1/2s, 2014		$1,865,000	2,359,225
Brazil (Federal Republic of) bonds 5.76s, 2016 (S)		2,760,000	1,311,371
Brazil (Federal Republic of) notes 11s, 2012		2,545,000	3,134,168
Canada (Government of) bonds 5 1/2s, 2010	CAD	3,730,000	3,497,187
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,479,281
Colombia (Republic of) notes 10s, 2012 (S)		$3,765,000	4,414,463
Colombia (Republic of) notes 0.005s, 2015		885,000,000	451,987
France (Government of) bonds 5 3/4s, 2032	EUR	2,605,000	4,325,515
France (Government of) bonds 5 1/2s, 2010	EUR	6,300,000	8,579,416
France (Government of) bonds 4s, 2013	EUR	7,700,000	9,994,578
France (Government of) bonds 4s, 2009	EUR	1,520,000	1,958,406
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	8,441,862	11,615,825
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	10,560,000	13,679,894
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	8,820,000	11,307,622
Ireland (Republic of) bonds 5s, 2013	EUR	14,800,000	20,284,588
Japan (Government of) bonds Ser. 4, 0 1/2s, 2015	JPY	2,972,340,000	24,165,930
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	1,513,000,000	13,086,266
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	2,191,905,000	18,514,295
Peru (Republic of) bonds 7.35s, 2025 (S)		$1,300,000	1,418,950
Russia (Federation of) unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		4,787,000	5,361,440
Russia (Federation of) 144A unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		5,612,700	6,286,224
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		4,040,000	3,883,652
South Africa (Republic of) notes 7 3/8s, 2012		2,780,000	2,999,620
South Africa (Republic of) notes 6 1/2s, 2014		2,585,000	2,705,203
Spain (Kingdom of) bonds 5s, 2012	EUR	4,600,000	6,254,414
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	9,954,151
Turkey (Republic of) 6 7/8s, 2036		$2,015,000	1,878,988
Turkey (Republic of) notes 7 3/8s, 2025	USD	1,485,000	1,490,940
United Mexican States bonds Ser. MTN, 8.3s, 2031		$4,545,000	5,778,968
Venezuela (Republic of) notes 10 3/4s, 2013		1,975,000	2,424,313

Total foreign government bonds and notes (cost $217,121,515)			$229,870,378

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.1%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from March 1, 2026 to
May 1, 2027		$20,200	$21,073
6s, with due dates from May 1, 2021 to October 1, 2021		2,999,989	3,044,871
Federal National Mortgage Association Pass-Through
Certificates
8s, July 1, 2024		414	425
7 1/2s, with due dates from October 1, 2022 to
August 1, 2030		90,095	93,770
6 1/2s, October 1, 2034		20,162	20,616
6 1/2s, April 1, 2016		53,280	54,715
6s, July 1, 2021		13,200,069	13,410,961
5 1/2s, with due dates from August 1, 2021 to
May 1, 2036		52,338	52,227
5 1/2s, with due dates from December 1, 2011 to
January 1, 2021		1,742,740	1,747,160
5 1/2s, TBA, November 1, 2036		19,800,000	19,566,421
5s, July 1, 2021		221,129	217,778
4 1/2s, with due dates from December 1, 2020 to
June 1, 2034		5,883,774	5,534,277
4 1/2s, TBA, November 1, 2021		9,800,000	9,481,500

			53,245,794

Total U.S. government and agency mortgage obligations (cost $52,972,150)			$53,245,794

U.S. TREASURY OBLIGATIONS (13.2%)(a)
		Principal amount	Value

U.S. Treasury Bonds
7 1/2s, November 15, 2016		$27,040,000	$33,187,376
6 1/4s, May 15, 2030		46,303,000	55,918,105
6 1/4s, August 15, 2023		18,225,000	21,209,344
U.S. Treasury Notes
4 1/4s, August 15, 2013		29,883,000	29,308,685
4s, November 15, 2012		3,000	2,911
3 1/4s, August 15, 2008		20,856,000	20,336,229
U.S. Treasury Strip zero %, November 15, 2024		28,450,000	11,924,146

Total U.S. treasury obligations (cost $165,628,188)			$171,886,796

CORPORATE BONDS AND NOTES (16.8%)(a)
		Principal amount	Value

Basic Materials (1.4%)

Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$285,000	$254,363
Builders FirstSource, Inc. company guaranty FRB
9.655s, 2012		285,000	280,013
Chaparral Steel Co. company guaranty 10s, 2013		950,000	1,064,000
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	286,000	391,303
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$555,000	525,863
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		1,490,000	1,463,925
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		1,286,000	1,240,990
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		858,000	709,995
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		1,128,000	1,195,680
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		691,000	746,280
Huntsman, LLC company guaranty 11 5/8s, 2010		500,000	551,250
Huntsman, LLC company guaranty 11 1/2s, 2012		380,000	430,350
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		490,000	456,925
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	391,603	516,671
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$300,000	330,000
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		133,000	140,814
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	845,000	1,178,772
Nalco Co. sr. sub. notes 9s, 2013	EUR	140,000	193,602
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,141,000	1,200,903
NewPage Corp. sec. notes 10s, 2012		350,000	366,625
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		466,000	466,000
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		1,490,000	1,422,950
PQ Corp. company guaranty 7 1/2s, 2013		184,000	176,180
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	700,000	941,207
Stone Container Corp. sr. notes 9 3/4s, 2011		$21,000	21,630
Stone Container Corp. sr. notes 8 3/8s, 2012		399,000	389,025
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		290,000	266,438
United States Steel Corp. sr. notes 9 3/4s, 2010		635,000	675,481

			17,597,235

Capital Goods (1.3%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		438,000	434,715
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		1,422,000	1,496,655
Blount, Inc. sr. sub. notes 8 7/8s, 2012		897,000	897,000
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		780,000	780,000
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		430,000	440,750
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	209,000	281,284
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 07/23/04, cost $633,705) (RES)		$1,932,000	1,381,380
L-3 Communications Corp. company guaranty 6 1/8s, 2013		4,677,000	4,606,845
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		1,509,000	1,459,958
Legrand SA debs. 8 1/2s, 2025 (France)		1,573,000	1,793,220
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,

2012	291,000	318,645
Milacron Escrow Corp. sec. notes 11 1/2s, 2011	242,000	233,228
Owens-Brockway Glass company guaranty 7 3/4s, 2011	186,000	191,580
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012	1,737,000	1,832,535
Owens-Illinois, Inc. debs. 7 1/2s, 2010	207,000	210,105

		16,357,900

Communication Services (0.7%)

American Cellular Corp. company guaranty 9 1/2s, 2009	375,000	378,750
Cincinnati Bell, Inc. company guaranty 7s, 2015	1,040,000	1,021,800
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)	625,000	648,438
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	433,000	446,531
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	1,683,000	1,506,285
iPCS, Inc. sr. notes 11 1/2s, 2012	580,000	648,150
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	844,000	860,880
Qwest Corp. debs. 7 1/4s, 2025	382,000	380,090
Qwest Corp. notes 8 7/8s, 2012	2,424,000	2,666,400
Qwest Corp. sr. notes 7 5/8s, 2015	797,000	838,843
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	290,000	293,625

		9,689,792

Consumer Cyclicals (3.2%)

Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	1,135,000	1,191,750
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	315,000	323,663
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	265,000	259,369
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	663,075	670,535
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	1,150,000	1,191,688
Dex Media, Inc. notes 8s, 2013	356,000	360,005
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	1,012,000	1,080,310
Ford Motor Co. notes 7.45s, 2031 (S)	953,000	746,914
Ford Motor Credit Corp. notes 7 7/8s, 2010	480,000	468,391
Ford Motor Credit Corp. notes 7 3/8s, 2009	708,000	689,147
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	1,389,000	1,436,458
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010	873,000	900,246
General Motors Acceptance Corp. FRN 6.324s, 2007	680,000	679,744
General Motors Acceptance Corp. FRN Ser. MTN, 6.243s,
2007	1,360,000	1,358,956
General Motors Acceptance Corp. notes 7 3/4s, 2010	176,000	182,271
General Motors Acceptance Corp. notes 6 7/8s, 2012	404,000	405,084
General Motors Acceptance Corp. notes 6 3/4s, 2014 (S)	1,018,000	1,009,282
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	209,000	206,066
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	765,000	773,606
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	1,460,000	1,474,600
Jostens IH Corp. company guaranty 7 5/8s, 2012	1,393,000	1,406,930
Lear Corp. company guaranty Ser. B, 8.11s, 2009 (S)	970,000	983,338
Levi Strauss & Co. sr. notes 9 3/4s, 2015	1,275,000	1,351,500
Levi Strauss & Co. sr. notes 8 7/8s, 2016 (S)	560,000	575,400
Meritage Homes Corp. company guaranty 6 1/4s, 2015	377,000	340,714
Meritor Automotive, Inc. notes 6.8s, 2009	135,000	130,106
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	885,000	936,994
MGM Mirage, Inc. company guaranty 6s, 2009	1,929,000	1,904,888
Mirage Resorts, Inc. debs. 7 1/4s, 2017	173,000	167,810
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	369,000	230,625
NTK Holdings, Inc. sr. disc. notes zero %, 2014	239,000	163,715
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)	1,036,000	564,620
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	880,000	903,100
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	745,000	761,763
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	475,000	482,125
PRIMEDIA, Inc. sr. notes 8s, 2013	1,336,000	1,245,820
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	129,000	121,421
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	521,000	490,391
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011	705,000	680,325
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	875,000	877,188

Scientific Games Corp. company guaranty 6 1/4s, 2012	1,226,000	1,176,960
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	1,425,000	1,478,438
Standard Pacific Corp. sr. notes 7 3/4s, 2013	193,000	189,140
Starwood Hotels & Resorts Worldwide, Inc. debs.
7 3/8s, 2015	652,000	658,520
Station Casinos, Inc. sr. notes 6s, 2012	910,000	867,913
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	990,000	908,325
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)	139,000	140,043
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	512,000	560,640
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	318,000	316,410
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	968,000	924,440
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	229,000	224,134
United Auto Group, Inc. company guaranty 9 5/8s, 2012	985,000	1,037,944
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,305,000	1,298,475
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	563,000	509,515
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	1,087,000	1,065,260

		41,083,015

Consumer Staples (2.8%)

Affinity Group, Inc. sr. sub. notes 9s, 2012	1,055,000	1,049,725
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	884,000	847,535
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	173,688	9,076
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016	560,000	547,400
Brand Services, Inc. company guaranty 12s, 2012	1,090,000	1,216,713
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	2,450,000	2,361,188
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)	284,000	237,850
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	499,000	513,970
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	166,000	171,395
Church & Dwight Co., Inc. company guaranty 6s, 2012	865,000	827,156
Cinemark USA, Inc. sr. sub. notes 9s, 2013	34,000	35,403
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	1,915,000	1,558,331
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012	805,000	833,175
CSC Holdings, Inc. debs. 7 5/8s, 2018	382,000	376,270
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	717,000	723,274
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	2,008,000	1,980,390
Dean Foods Co. company guaranty 7s, 2016	522,000	527,873
Dean Foods Co. sr. notes 6 5/8s, 2009	869,000	875,518
Del Monte Corp. company guaranty 6 3/4s, 2015	640,000	626,400
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,085,000	1,140,606
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,999,000	1,914,043
Echostar DBS Corp. company guaranty 6 5/8s, 2014	4,144,000	3,998,960
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	233,000	206,788
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	1,439,000	1,442,598
Playtex Products, Inc. company guaranty 9 3/8s, 2011	330,000	343,200
Playtex Products, Inc. sec. notes 8s, 2011	1,490,000	1,553,325
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	873,000	888,278
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	928,000	975,560
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	596,000	572,160
Sbarro, Inc. company guaranty 11s, 2009	1,410,000	1,434,675
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	495,000	488,813
Six Flags, Inc. sr. notes 9 5/8s, 2014	721,000	659,715
Supervalu, Inc. sr. notes 7 1/2s, 2014	3,485,000	3,544,830
Young Broadcasting, Inc. company guaranty 10s, 2011	844,000	797,580
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	570,000	490,200

		35,769,973

Energy (2.2%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,598,000	2,507,070
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	940,000	958,800
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,577,000	1,506,035

Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,991,000	2,038,286
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	995,000	941,519
Dresser, Inc. company guaranty 10 1/8s, 2011	922,000	965,795
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	1,410,000	1,357,125
Forest Oil Corp. sr. notes 8s, 2011	1,465,000	1,516,275
Forest Oil Corp. sr. notes 8s, 2008	390,000	398,775
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	1,480,000	1,757,500
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,140,000	1,083,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	1,013,000	943,356
Massey Energy Co. sr. notes 6 5/8s, 2010	1,497,000	1,482,030
Newfield Exploration Co. sr. notes 7 5/8s, 2011	1,360,000	1,404,200
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	698,000	686,658
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	910,000	844,025
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	880,216	901,888
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	695,000	702,819
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,470,000	1,381,800
PetroHawk Energy Corp. 144A sr. notes 9 1/8s, 2013	1,710,000	1,744,200
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	1,270,000	1,309,688
Pride International, Inc. sr. notes 7 3/8s, 2014	1,619,000	1,671,618
Seabulk International, Inc. company guaranty 9 1/2s,
2013	769,000	833,404

		28,935,866

Financial (1.0%)

Bosphorus Financial Services, Ltd. 144A sec. FRN
7.205s, 2012 (Cayman Islands)	2,828,000	2,807,412
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	600,000	602,250
Finova Group, Inc. notes 7 1/2s, 2009	853,740	247,585
Liberty Mutual Insurance 144A notes 7.697s, 2097	1,330,000	1,383,224
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	2,730,000	2,760,030
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	1,724,000	1,752,015
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	1,065,000	1,082,306
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	2,595,000	2,766,270

		13,401,092

Government (0.9%)

Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	1,179,000	1,244,557
Pemex Project Funding Master Trust company guaranty
9 1/2s, 2027	2,500,000	3,287,500
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015	3,855,000	3,806,813
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2015	3,492,000	3,448,350

		11,787,220

Health Care (1.0%)

Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	355,000	339,469
DaVita, Inc. company guaranty 6 5/8s, 2013	335,000	329,975
HCA, Inc. debs. 7.19s, 2015	357,000	301,814
HCA, Inc. notes 8.36s, 2024	990,000	844,918
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	1,100,000	915,750
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,450,000	1,379,313
Service Corp. International 144A sr. notes 8s, 2017	333,000	321,345
Service Corporation International debs. 7 7/8s, 2013	112,000	115,360
Service Corporation International sr. notes 6 3/4s,
2016	1,039,000	1,002,635
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,412,000	1,330,810
Tenet Healthcare Corp. notes 7 3/8s, 2013	750,000	664,688
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	632,000	618,570
Triad Hospitals, Inc. sr. notes 7s, 2012	1,585,000	1,573,113
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	336,000	326,760
US Oncology, Inc. company guaranty 9s, 2012	835,000	865,269
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	1,081,000	1,045,868
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	590,000	656,375

Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	392,000	402,780
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	337,000	340,370

		13,375,182

Technology (0.5%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	649,000	660,358
Freescale Semiconductor, Inc. sr. notes Ser. B,
7 1/8s, 2014	2,386,000	2,558,985
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	435,000	446,963
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	770,000	773,850
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	25,000	18,531
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	660,000	684,750
Xerox Corp. sr. notes 7 5/8s, 2013	767,000	801,515
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	458,000	466,015

		6,410,967

Transportation (0.1%)

CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008	1,490,000	1,454,613

Utilities & Power (1.7%)

AES Corp. (The) sr. notes 8 7/8s, 2011	107,000	114,490
AES Corp. (The) 144A sec. notes 9s, 2015	1,113,000	1,193,693
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	895,000	957,650
ANR Pipeline Co. debs. 9 5/8s, 2021	462,000	574,983
CMS Energy Corp. sr. notes 8.9s, 2008	1,690,000	1,770,275
CMS Energy Corp. sr. notes 7 3/4s, 2010	350,000	367,500
Colorado Interstate Gas Co. debs. 6.85s, 2037	615,000	617,860
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	173,000	166,293
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	284,000	293,230
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	338,000	347,295
El Paso Natural Gas Co. debs. 8 5/8s, 2022	370,000	426,780
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	1,939,000	1,987,475
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,010,000	984,750
Majapahit Holding BV 144A company guaranty 7 3/4s,
2016 (Netherlands)	320,000	328,000
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	1,321,000	1,428,331
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	1,445,000	1,611,175
Monongahela Power Co. 1st mtge. 6.7s, 2014	775,000	826,720
NRG Energy, Inc. sr. notes 7 3/8s, 2016	465,000	470,231
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,115,000	1,265,525
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	993,000	995,064
Teco Energy, Inc. notes 7.2s, 2011	350,000	364,000
Teco Energy, Inc. notes 7s, 2012	550,000	566,500
Teco Energy, Inc. sr. notes 6 3/4s, 2015	63,000	64,260
Tennessee Gas Pipeline Co. debs. 7s, 2028	145,000	146,292
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	291,000	309,841
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	875,000	905,625
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	1,188,000	1,254,551
Utilicorp United, Inc. sr. notes 9.95s, 2011	36,000	39,664
Williams Cos., Inc. (The) notes 8 3/4s, 2032	280,000	310,800
Williams Cos., Inc. (The) notes 8 1/8s, 2012	290,000	311,025
Williams Cos., Inc. (The) notes 7 5/8s, 2019 (S)	1,045,000	1,099,863
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	336,000	334,320
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	419,508	34,987

		22,469,048

Total corporate bonds and notes (cost $218,024,871)		$218,331,903

COLLATERALIZED MORTGAGE OBLIGATIONS (12.9%)(a)
	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029	$720,000	$720,728
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036	318,946	321,778

Ser. 01-1, Class K, 6 1/8s, 2036		718,000	591,959
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.32s, 2014		412,000	412,000
FRB Ser. 02-FL2A, Class K1, 7.82s, 2014		100,000	99,867
FRB Ser. 05-MIB1, Class K, 7.32s, 2022		1,187,000	1,178,422
FRB Ser. 05-ESHA, Class K, 7.12s, 2020		1,396,000	1,400,502
FRB Ser. 06-LAQ, Class M, 6.97s, 2021		808,000	810,386
FRB Ser. 06-LAQ, Class L, 6.87s, 2021		673,000	675,990
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.97s, 2018		1,229,000	1,229,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.195s, 2032		481,000	539,043
Broadgate Financing PLC sec. FRB Ser. D, 5.893s, 2023
(United Kingdom)	GBP	892,625	1,697,477
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO
(Interest only), 0.851s, 2017		$6,913,442	70,725
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 5.42s, 2017		4,466,726	4,466,435
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 1.813s, 2046		12,077,855	562,375
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036		908,436	2,342
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.13s, 2017		167,000	166,999
FRB Ser. 06-A, Class C, 5.93s, 2017		495,000	494,998
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		3,957,000	3,959,770
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.17s, 2020		1,356,000	1,355,988
Ser. 1998-C2, Class F, 6 3/4s, 2030		3,176,400	3,391,241
FRB Ser. 05-TFLA, Class K, 6.62s, 2020		758,000	757,994
Ser. 98-C1, Class F, 6s, 2040		1,880,000	1,891,746
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	632,508
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.842s, 2031		52,134,091	793,134
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	561,977
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		1,771,365	1,687,509
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		539,000	513,883
Ser. 97-CF1, Class B1, 7.91s, 2030		519,000	522,476
European Loan Conduit FRB Ser. 6X, Class E, 6.49s,
2010 (United Kingdom)	GBP	696,718	1,330,774
European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.99s, 2010 (United Kingdom)	GBP	251,440	480,362
FRB Ser. 22A, Class D, 6.02s, 2014 (Ireland)	GBP	995,000	1,897,664
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.608s, 2014 (United Kingdom)	GBP	705,972	1,343,199
Fannie Mae
IFB Ser. 06-70, Class BS, 14.69s, 2036		$610,758	725,600
IFB Ser. 06-62, Class PS, 7.98s, 2036		1,583,240	1,769,147
IFB Ser. 06-76, Class QB, 7.68s, 2036		3,917,312	4,342,815
Ser. 04-W8, Class 3A, 7 1/2s, 2044		790,089	831,744
Ser. 04-W2, Class 5A, 7 1/2s, 2044		2,724,804	2,867,041
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		663,728	698,010
Ser. 03-W4, Class 4A, 7 1/2s, 2042		208,747	218,148
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		420,947	441,123
Ser. 02-T19, Class A3, 7 1/2s, 2042		552,546	579,101
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		8,665	9,083
Ser. 02-W1, Class 2A, 7 1/2s, 2042		846,322	881,455
Ser. 02-14, Class A2, 7 1/2s, 2042		4,010	4,191
Ser. 01-T10, Class A2, 7 1/2s, 2041		537,750	560,682
Ser. 02-T4, Class A3, 7 1/2s, 2041		2,348	2,449
Ser. 01-T8, Class A1, 7 1/2s, 2041		6,123	6,370
Ser. 01-T7, Class A1, 7 1/2s, 2041		2,147,379	2,232,114
Ser. 01-T3, Class A1, 7 1/2s, 2040		336,588	350,351
Ser. 01-T1, Class A1, 7 1/2s, 2040		1,040,583	1,084,810
Ser. 99-T2, Class A1, 7 1/2s, 2039		428,102	449,975
Ser. 00-T6, Class A1, 7 1/2s, 2030		204,989	214,048
Ser. 02-W7, Class A5, 7 1/2s, 2029		358,258	375,023
Ser. 01-T4, Class A1, 7 1/2s, 2028		970,468	1,023,296
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,861	1,945
IFB Ser. 06-63, Class SP, 7.38s, 2036		4,257,071	4,693,304
IFB Ser. 06-60, Class TK, 7.32s, 2036		1,137,758	1,202,953
Ser. 04-W12, Class 1A3, 7s, 2044		881,854	916,670
Ser. 01-T10, Class A1, 7s, 2041		2,124,740	2,191,361
IFB Ser. 05-74, Class CS, 5.39s, 2035		1,306,226	1,321,257
IFB Ser. 05-74, Class CP, 5.243s, 2035		1,145,782	1,173,443
IFB Ser. 05-76, Class SA, 5.243s, 2034		1,623,393	1,635,603

IFB Ser. 06-27, Class SP, 5.06s, 2036	1,553,000	1,583,830
IFB Ser. 06-8, Class HP, 5.06s, 2036	1,890,333	1,915,233
IFB Ser. 06-8, Class WK, 5.06s, 2036	2,897,098	2,906,891
IFB Ser. 05-106, Class US, 5.06s, 2035	2,792,094	2,852,896
IFB Ser. 05-99, Class SA, 5.06s, 2035	1,369,099	1,374,408
IFB Ser. 05-114, Class SP, 4.95s, 2036	797,420	763,530
IFB Ser. 06-60, Class CS, 4.583s, 2036	1,850,004	1,786,115
IFB Ser. 05-95, Class CP, 4.089s, 2035	214,721	212,697
IFB Ser. 05-95, Class OP, 3.923s, 2035	704,000	658,792
IFB Ser. 05-83, Class QP, 3.562s, 2034	442,434	413,982
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	279,645	2,232
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	5,328,694	484,162
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	2,454,464	188,687
IFB Ser. 03-48, Class S, IO, 2.23s, 2033	1,103,126	83,769
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	1,764,356	120,481
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	1,721,175	100,646
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	5,290,333	276,264
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	2,830,281	178,905
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	4,992,686	295,315
IFB Ser. 05-69, Class AS, IO, 1.38s, 2035	1,299,871	69,933
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	4,012,102	212,517
IFB Ser. 05-104, Class SI, IO, 1.38s, 2033	6,719,473	390,313
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	733,715	50,010
IFB Ser. 05-92, Class SC, IO, 1.36s, 2035	6,688,262	395,771
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	8,957,183	446,050
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	17,672,245	762,234
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	4,328,234	190,035
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	7,574,311	315,021
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	414,640	28,440
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	430,987	21,506
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	5,849,357	243,050
IFB Ser. 03-112, Class SA, IO, 1.18s, 2028	2,443,535	74,097
Ser. 03-W17, Class 12, IO, 1.157s, 2033	5,485,855	213,400
Ser. 03-W10, Class 1A, IO, 1.019s, 2043	8,014,589	117,489
Ser. 03-W10, Class 3A, IO, 1.006s, 2043	9,688,384	163,958
IFB Ser. 05-67, Class BS, IO, 0.83s, 2035	3,284,888	96,576
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	7,225,418	201,712
Ser. 00-T6, IO, 0.759s, 2030	8,744,187	121,804
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	19,313,332	591,681
IFB Ser. 04-54, Class SW, IO, 0.68s, 2033	1,529,841	44,593
Ser. 02-T18, IO, 0.524s, 2042	15,129,046	188,655
Ser. 06-84, Class OP, PO (Principal only), zero %, 2036	296,577	282,918
Ser. 371, Class 1, PO, zero %, 2036	1,338,947	1,139,724
Ser. 05-113, Class DO, PO, zero %, 2036	264,566	214,826
Ser. 367, Class 1, PO, zero %, 2036	1,613,336	1,206,712
Ser. 363, Class 1, PO, zero %, 2035	8,344,537	6,242,853
Ser. 361, Class 1, PO, zero %, 2035	5,957,087	4,804,819
Ser. 04-38, Class AO, PO, zero %, 2034	1,088,875	791,817
Ser. 342, Class 1, PO, zero %, 2033	521,191	411,196
Ser. 02-82, Class TO, PO, zero %, 2032	413,424	327,961
Ser. 04-61, Class CO, PO, zero %, 2031	919,000	725,183
Ser. 99-51, Class N, PO, zero %, 2029	157,746	130,115
FRB Ser. 05-117, Class GF, zero %, 2036	650,283	602,596
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	860,964	907,952
Ser. T-58, Class 4A, 7 1/2s, 2043	12,228	12,810
Ser. T-41, Class 3A, 7 1/2s, 2032	2,104,887	2,196,353
Ser. T-60, Class 1A2, 7s, 2044	4,028,801	4,183,234
Ser. T-57, Class 1AX, IO, 0.005s, 2043	4,918,870	54,452
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.379s, 2020	11,381,693	628,754
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	572,781
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	1,351,309
Freddie Mac
IFB Ser. 3153, Class UK, 7 1/2s, 2036	96,648	110,627
IFB Ser. 3182, Class PS, 7.32s, 2032	455,583	499,648
IFB Ser. 3081, Class DC, 5.22s, 2035	1,122,830	1,121,017
IFB Ser. 3114, Class GK, 5.12s, 2036	740,368	743,400
IFB Ser. 2979, Class AS, 4.767s, 2034	489,967	487,223
IFB Ser. 3065, Class DC, 3.9s, 2035	1,673,045	1,557,202
IFB Ser. 3050, Class SA, 3.575s, 2034	1,207,867	1,104,600
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	1,596,109	96,086
IFB Ser. 3033, Class SF, IO, 1.48s, 2035	2,334,851	90,475
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	8,078,965	569,616
IFB Ser. 3042, Class SP, IO, 1.43s, 2035	1,894,692	120,502
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	16,812,279	736,465

IFB Ser. 3054, Class CS, IO, 1.38s, 2035		1,851,849	84,491
IFB Ser. 3107, Class DC, IO, 1.38s, 2035		8,505,709	590,095
IFB Ser. 3066, Class SI, IO, 1.38s, 2035		5,473,177	371,060
IFB Ser. 3031, Class BI, IO, 1.37s, 2035		1,537,017	109,719
IFB Ser. 3067, Class SI, IO, 1.33s, 2035		6,397,127	443,836
IFB Ser. 3114, Class TS, IO, 1.33s, 2030		10,437,093	468,766
IFB Ser. 3065, Class DI, IO, 1.3s, 2035		1,203,705	78,514
IFB Ser. 3174, Class BS, IO, 1.2s, 2036		5,386,443	211,997
IFB Ser. 3152, Class SY, IO, 1.16s, 2036		7,203,979	453,762
IFB Ser. 3081, Class DI, IO, 1.16s, 2035		1,577,819	86,835
IFB Ser. 3199, Class S, IO, 1.13s, 2036		6,128,317	321,258
IFB Ser. 3016, Class SP, IO, 0.79s, 2035		1,570,967	45,410
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035		3,741,283	109,317
IFB Ser. 2815, Class S, IO, 0.68s, 2032		3,609,299	99,824
Ser. 3174, PO, zero %, 2036		294,920	244,187
Ser. 236, PO, zero %, 2036		1,453,153	1,156,073
Ser. 3045, Class DO, PO, zero %, 2035		1,285,656	1,043,875
Ser. 231, PO, zero %, 2035		8,421,005	6,363,205
Ser. 228, PO, zero %, 2035		5,985,584	4,716,000
Ser. 3130, Class KO, PO, zero %, 2034		264,802	210,004
Ser. 215, PO, zero %, 2031		317,304	258,247
Ser. 2235, PO, zero %, 2030		383,170	304,800
FRB Ser. 3022, Class TC, zero %, 2035		277,361	289,365
FRB Ser. 2986, Class XT, zero %, 2035		168,912	169,440
FRB Ser. 3046, Class WF, zero %, 2035		380,858	368,951
FRB Ser. 3054, Class XF, zero %, 2034		173,307	170,843
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.514s, 2033		251,000	268,343
Ser. 00-1, Class G, 6.131s, 2033		1,159,000	1,043,656
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036		1,022,427	1,029,873
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3.1s, 2035		1,022,569	938,339
IFB Ser. 05-68, Class SN, IO, 1.88s, 2034		5,346,940	299,931
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035		4,015,438	158,948
IFB Ser. 05-68, Class SI, IO, 0.98s, 2035		13,453,621	599,245
IFB Ser. 06-14, Class S, IO, 0.93s, 2036		4,033,650	146,031
IFB Ser. 05-51, Class SJ, IO, 0.88s, 2035		3,983,320	167,035
IFB Ser. 05-68, Class S, IO, 0.88s, 2035		7,779,045	317,463
Ser. 98-2, Class EA, PO, zero %, 2028		151,717	124,378
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.57s, 2015		417,000	419,335
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		492,082	463,518
Ser. 98-C4, Class J, 5.6s, 2035		965,000	872,186
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 9.07s, 2014		1,181,000	1,181,000
Lehman Mortgage Trust
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		2,440,698	19,883
IFB Ser. 06-3, Class 1A7, IO, 0.08s, 2036		1,570,206	5,084
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		1,154,000	972,641
Ser. 04-1A, Class K, 5.45s, 2040		411,000	331,724
Ser. 04-1A, Class L, 5.45s, 2040		187,000	138,488
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.26s, 2028		4,886,547	290,139
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.846s, 2037		1,432,057	505,471
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032		2,455,000	2,572,768
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		3,360,000	2,401,613
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.24s, 2030		459,501	471,854
Ser. 97-MC2, Class X, IO, 1.222s, 2012		4,611,577	21,076
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.79s,
2042 (United Kingdom)		1,112,000	1,111,966
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		285,000	280,383
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		595,000	595,427
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		316,000	267,144
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		376,000	291,797
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		345,000	290,420
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		325,000	252,091
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 5.79s, 2014 (Ireland)	GBP	1,226,691	2,339,546
FRB Ser. 05-CT2A, Class E, 5.763s, 2014 (Ireland)	GBP	398,703	760,407
FRB Ser. 04-2A, Class D, 4.4s, 2014 (Ireland)	EUR	686,117	875,691

FRB Ser. 04-2A, Class C, 4s, 2014 (Ireland)	EUR	303,326	387,135
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.64s, 2012
(Ireland)	GBP	683,597	1,303,757
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.62s, 2018		$917,000	916,166

Total collateralized mortgage obligations (cost $165,833,613)			$168,729,095

ASSET-BACKED SECURITIES (11.2%)(a)
		Principal amount	Value

Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012		201,285	$201,112
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		411,516	382,710
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	773,903
Ser. 04-1A, Class E, 6.42s, 2039		420,000	417,202
Asset Backed Securities Corp. Home Equity Loan Trust
144A
FRB Ser. 06-HE2, Class M10, 7.82s, 2036		1,001,000	899,149
FRB Ser. 06-HE2, Class M11, 7.82s, 2036		886,000	723,171
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033		545,282	546,091
Banc of America Alternative Loan Trust IFB Ser. 06-6,
Class CB2, IO, 0.03s, 2046		2,222,438	3,613
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.18s, 2036		2,494,000	6,614
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO, 0.08s, 2036		1,997,152	12,740
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011		740,000	749,614
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		507,000	501,930
FRB Ser. 06-PC1, Class M9, 7.07s, 2035		364,000	299,731
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		1,934	1,934
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036		552,000	496,973
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,658,976	1,204,831
Ser. 00-A, Class A2, 7.575s, 2030		301,139	210,854
Ser. 99-B, Class A4, 7.3s, 2016		1,424,774	962,456
Ser. 99-B, Class A3, 7.18s, 2015		2,435,227	1,614,099
FRB Ser. 00-A, Class A1, 5.48s, 2030		317,657	181,065
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		1,174,000	1,187,618
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	500,859
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)		330,105	342,821
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)		56,179	57,254
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.41s, 2010		860,000	872,685
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)		50,847	49,103
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-WMC1, Class M10, 8.82s, 2035		177,000	161,554
FRB Ser. 05-HE4, Class M11, 7.82s, 2035		599,000	507,746
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		899,000	735,705
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,220,000	1,896,524
Ser. 00-2, Class A4, 8.48s, 2030		65,239	64,867
Ser. 00-4, Class A6, 8.31s, 2032		7,133,000	6,168,335
Ser. 00-5, Class A7, 8.2s, 2032		1,053,000	890,312
Ser. 00-1, Class A5, 8.06s, 2031		2,250,783	2,001,016
Ser. 00-4, Class A5, 7.97s, 2032		470,000	377,879
Ser. 00-5, Class A6, 7.96s, 2032		463,000	402,480
Ser. 02-1, Class M1F, 7.954s, 2033		85,000	90,491
Ser. 00-4, Class A4, 7.73s, 2031		697,521	655,391
Ser. 01-3, Class M2, 7.44s, 2033		254,008	25,401
Ser. 01-4, Class A4, 7.36s, 2033		523,000	542,212
Ser. 00-6, Class A5, 7.27s, 2032		189,354	174,916
FRB Ser. 01-4, Class M1, 7.073s, 2033		573,000	217,740
Ser. 01-1, Class A5, 6.99s, 2032		1,933,000	1,887,961
Ser. 01-3, Class A4, 6.91s, 2033		5,996,000	5,782,908
Ser. 02-1, Class A, 6.681s, 2033		2,652,928	2,693,212
Ser. 01-3, Class A3, 5.79s, 2033		6,191	6,185

Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.387s, 2007		1,494,000	1,503,577
Countrywide Alternative Loan Trust
IFB Ser. 06-26CB, Class A2, IO, 0.48s, 2036		2,771,159	6,625
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036		2,352,968	13,235
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		16,014,220	38,784
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036		1,248,290	3,901
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		75,163	74,979
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		50,081	50,012
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.29s, 2035		806,181	802,654
Ser. 06-0A5, Class X, IO, 1.882s, 2046		9,478,572	422,093
Ser. 05-2, Class 2X, IO, 1.16s, 2035		11,760,457	286,661
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.798s, 2035 (SN)		8,005,280	261,420
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		838,000	816,003
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		545,000	560,210
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.657s, 2039		3,276,417	3,327,611
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 04-FF7, Class A4, 5.62s, 2034		3,938,237	3,938,824
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		81,246	74,378
Ser. 04-3, Class A, 4 1/2s, 2034		3,370	3,361
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		1,347,000	1,340,469
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 6.67s, 2042 (United Kingdom)		565,140	566,920
FRB Ser. 03-2, Class 3C, 6.69s, 2043 (United Kingdom)	GBP	2,090,000	4,022,321
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	2,785,000	3,649,401
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,703,968	1,593,012
Ser. 94-4, Class B2, 8.6s, 2019		665,909	487,608
Ser. 93-1, Class B, 8.45s, 2018		1,292,999	1,237,249
Ser. 99-5, Class A5, 7.86s, 2030		8,746,000	7,744,583
Ser. 96-8, Class M1, 7.85s, 2027		754,000	754,827
Ser. 95-8, Class B1, 7.3s, 2026		704,416	705,520
Ser. 95-4, Class B1, 7.3s, 2025		726,329	747,975
Ser. 97-6, Class M1, 7.21s, 2029		1,177,000	1,035,254
Ser. 95-F, Class B2, 7.1s, 2021		114,422	114,636
Ser. 99-3, Class A7, 6.74s, 2031		1,438,000	1,422,759
Ser. 99-3, Class A5, 6.16s, 2031		44,638	44,917
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,370,232	3,127,214
Ser. 99-5, Class A4, 7.59s, 2028		98,163	99,888
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		712,336	707,350
GSAMP Trust 144A Ser. 04-NIM2, Class N, 4 7/8s, 2034		43,223	43,037
GSMPS Mortgage Loan Trust 144A
IFB Ser. 05-RP1, Class 1AS, IO, 0.898s, 2035 (SN)		47,530,634	1,483,096
IFB Ser. 06-RP1, Class 1AS, IO, 0.461s, 2036 (SN)		7,678,885	186,334
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.32s, 2030 (Cayman Islands)		729,000	733,447
FRB Ser. 05-1A, Class E, 7.12s, 2030 (Cayman Islands)		721,000	721,000
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		557,975	548,018
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.094s,
2040 (United Kingdom)		458,000	458,733
Lehman Mortgage Trust
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		1,745,509	7,398
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		6,489,655	332,005
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036		3,678,161	121,852
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		4,653,987	250,316
IFB Ser. 06-6, Class 4A2, IO, 0.03s, 2036		3,753,393	8,547
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.33s, 2036 (Cayman Islands)		1,485,000	1,488,770
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)		2,440,000	2,440,095
Long Beach Mortgage Loan Trust
FRB Ser. 06-2, Class M10, 7.82s, 2036		627,000	560,871
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		1,190,765	8,373
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.82s, 2036		627,000	513,944
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.537s, 2039 (United Kingdom)	GBP	1,700,000	3,242,240
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.57s, 2032		$2,025,781	1,580,109
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,

Class 3A6, 3.786s, 2034		554,000	532,698
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		11,679	11,609
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		860,000	873,465
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.293s, 2035		1,067,857	1,062,852
Ser. 05-1, Class 1A, 4.786s, 2035		34,546	34,305
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		19,589	19,295
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		263,436	261,345
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.52s, 2034		458,000	462,938
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		227,022	223,950
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.395s, 2035		3,378,697	3,374,110
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)		500,000	514,063
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		437,645	429,528
Ser. 04-B, Class C, 3.93s, 2012		188,579	184,119
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		2,137,244	1,887,824
Ser. 00-A, Class A2, 7.765s, 2017		318,228	248,509
Ser. 95-B, Class B1, 7.55s, 2021		542,000	357,666
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	1,267,273
Ser. 02-B, Class A4, 7.09s, 2032		861,744	768,532
Ser. 99-B, Class A4, 6.99s, 2026		2,307,381	2,031,746
Ser. 01-D, Class A4, 6.93s, 2031		1,536,811	1,211,791
Ser. 01-C, Class A2, 5.92s, 2017		2,303,971	1,202,784
Ser. 02-C, Class A1, 5.41s, 2032		2,821,326	2,439,770
Ser. 01-D, Class A2, 5.26s, 2019		314,527	221,032
Ser. 01-E, Class A2, 5.05s, 2019		2,160,833	1,692,599
Ser. 02-A, Class A2, 5.01s, 2020		665,993	512,063
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		569,562	507,105
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.902s, 2018 (Ireland)		1,695,000	1,761,212
FRB Ser. 05-A, Class E, 10.002s, 2012 (Ireland)		466,000	475,320
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035		783,000	709,502
Park Place Securities, Inc. FRB Ser. 04-MCW1,
Class A2, 5.7s, 2034		2,690,437	2,692,539
Park Place Securities, Inc. 144A
FRB Ser. 05-WCW2, Class M11, 7.82s, 2035		299,000	212,380
FRB Ser. 04-MHQ1, Class M10, 7.82s, 2034		300,000	279,025
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		29,690	29,285
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.54s, 2042 (United Kingdom)		680,000	687,185
FRB Ser. 6, Class 3C, 5.666s, 2042 (United Kingdom)	GBP	1,731,000	3,309,617
Residential Asset Securities Corp. Ser. 01-KS3,
Class AII, 5.78s, 2031		$5,798,992	5,800,324
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 8.07s, 2035		778,000	694,668
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		905,484	11,106
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.693s, 2038 (United Kingdom)	GBP	250,000	474,225
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$192,984	193,904
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		33,837	6,429
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		145,799	11,664
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		96,609	9,661
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		24,884	2,488
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		14,179	851
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		19,982	799
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		6,641	531
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		40,481	4,048
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		28,786	28,786
Sasco Net Interest Margin Trust 144A
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		29,026	28,926
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		530,404	63,383
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)		7,936	397
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)		11,248	11,248
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.318%, 2036		463,000	423,506

South Coast Funding 144A FRB Ser. 3A, Class A2,
6.646s, 2038 (Cayman Islands)	200,000	200,600
Structured Asset Investment Loan Trust FRB Ser. 04-9,
Class A4, 5.62s, 2034	2,491,511	2,492,194
Structured Asset Investment Loan Trust 144A
FRB Ser. 06-BNC2, Class B1, 7.82s, 2036	600,000	538,369
FRB Ser. 05-HE3, Class M11, 7.82s, 2035	858,000	710,130
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.874s, 2015	3,493,968	3,489,600
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	904,000	928,287
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	756,000	762,809
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR16, Class 2A1, 4.946s, 2035	37,870	37,579
Ser. 05-AR13, Class 1A4, IO, 0.742s, 2035	28,433,477	447,544
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.28s, 2044 (United Kingdom)	1,340,723	1,340,710
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	257,837	256,568

Total asset-backed securities (cost $146,048,457)		$146,257,753

SENIOR LOANS (6.0%)(a)(c)
	Principal amount	Value

Basic Materials (0.6%)

Celanese Corp. bank term loan FRN Ser. B, 7.499s, 2011	$524,205	$526,826
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.389s, 2013	1,637,625	1,645,869
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.884s, 2010	262,187	264,903
Huntsman International, LLC bank term loan FRN Ser. B,
7.07s, 2012	1,135,280	1,133,862
Innophos, Inc. bank term loan FRN 7.58s, 2010	378,947	380,132
Lyondell Chemical Co. bank term loan FRN Ser. B,
7.11s, 2013	200,000	200,958
Nalco Co. bank term loan FRN Ser. B, 7.16s, 2010	462,023	462,916
NewPage Corp. bank term loan FRN 8.365s, 2011	386,080	389,941
Novelis, Inc. bank term loan FRN 7.718s, 2012	306,922	307,560
Novelis, Inc. bank term loan FRN Ser. B, 7.718s, 2012	533,075	534,183
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.485s, 2012	1,998,721	2,007,216
Smurfit-Stone Container Corp. bank term loan FRN
5.222s, 2010	43,665	43,908
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.658s, 2011	207,389	208,543
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7.667s, 2011	106,024	106,614

		8,213,431

Capital Goods (0.2%)

Allied Waste Industries, Inc. bank term loan FRN
7.153s, 2012	73,993	73,965
Allied Waste Industries, Inc. bank term loan FRN
5.334s, 2012	29,632	29,626
Graham Packaging Corp. bank term loan FRN Ser. B,
7.725s, 2011	789,950	793,476
Hexcel Corp. bank term loan FRN Ser. B, 7 1/8s, 2012	727,090	727,090
Mueller Group, Inc. bank term loan FRN 7.437s, 2012	629,234	631,921
Terex Corp. bank term loan FRN Ser. D, 7.117s, 2013	99,750	99,875
Transdigm, Inc. bank term loan FRN 7.389s, 2013	450,000	452,588

		2,808,541

Communication Services (0.5%)

Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.377s, 2011	297,884	298,257
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7 1/8s, 2012	541,884	540,868
Intelsat, Ltd. bank term loan FRN Ser. B, 7.622s, 2013
(Bermuda)	1,200,000	1,207,126
Level 3 Communications, Inc. bank term loan FRN
8.398s, 2011	318,000	321,047
Madison River Capital, LLC bank term loan FRN Ser. B,

7.62s, 2012	1,207,403	1,211,931
PanAmSat Corp. bank term loan FRN Ser. B, 8.008s, 2013	1,200,000	1,209,334
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.37s, 2012	947,217	948,401
Time Warner Telecom, Inc. bank term loan FRN 7.62s,
2013	366,000	368,471
Windstream Corp. bank term loan FRN Ser. B, 7.26s, 2013	580,000	582,796

		6,688,231

Consumer Cyclicals (1.4%)

Adams Outdoor Advertising, LP bank term loan FRN
7.13s, 2012	815,147	815,912
Boise Cascade Corp. bank term loan FRN Ser. D, 7.108s,
2011	1,122,275	1,126,624
CCM Merger, Inc. bank term loan FRN Ser. B, 7 3/8s,
2012	1,184,015	1,181,647
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.906s, 2012	548,336	552,174
Cooper Tire & Rubber Co. bank term loan FRN Ser. B,
7 7/8s, 2012	653,250	653,658
Cooper Tire & Rubber Co. bank term loan FRN Ser. C,
8s, 2012	1,211,750	1,212,507
Custom Building Products bank term loan FRN Ser. B,
7.617s, 2011	1,178,507	1,180,471
Dex Media West, LLC bank term loan FRN Ser. B1,
6.942s, 2010	955,506	951,684
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.885s, 2010	472,581	470,325
Goodyear Tire & Rubber Co. (The) bank term loan FRN
8.14s, 2010	465,000	468,155
Landsource, Inc. bank term loan FRN Ser. B, 7 7/8s,
2010	150,000	146,750
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.891s, 2013	712,025	717,306
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.36s, 2011	393,970	392,492
Oriental Trading Co. bank term loan FRN 8.187s, 2013	349,125	349,125
Penn National Gaming, Inc. bank term loan FRN Ser. B,
7.129s, 2012	544,500	547,018
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.57s, 2013	297,000	295,515
R.H. Donnelley Finance Corp. bank term loan FRN
6.887s, 2011	1,990,978	1,982,130
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
A-3, 6.624s, 2009	113,981	112,902
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.883s, 2011	741,156	738,462
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.926s, 2013	199,999	195,749
Sun Media Corp. bank term loan FRN Ser. B, 7.235s,
2009 (Canada)	299,707	299,832
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012 (U)	168,500	169,553
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.03s, 2012	167,553	168,600
TRW Automotive, Inc. bank term loan FRN Ser. B,
7.188s, 2010	1,043,139	1,039,553
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6.813s, 2010	234,230	233,644
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
7.12s, 2011	1,012,507	1,013,931
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 7.12s, 2011	208,764	209,058
Visant Holding Corp. bank term loan FRN Ser. C,
7.122s, 2010	1,056,773	1,060,736
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.854s, 2012	196,449	195,989

		18,481,502

Consumer Staples (1.7%)

Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.395s, 2013	99,750	99,862
Affinion Group, Inc. bank term loan FRN Ser. B,
8.174s, 2013	1,876,578	1,885,375
Affinity Group Holdings bank term loan FRN Ser. B2,
7.824s, 2009	223,480	224,038

Brand Services, Inc. bank term loan FRN 7.676s, 2009	249,371	249,526
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.53s, 2013	696,500	685,944
Cablevision Systems Corp. bank term loan FRN Ser. B,
7.141s, 2013	2,139,250	2,137,246
CBRL Group, Inc. bank term loan FRN Ser. B, 6.932s,
2013	305,581	304,511
CBRL Group, Inc. bank term loan FRN Ser. DD, 5 3/4s,
2007 (U)	42,724	42,404
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.62s, 2013	650,000	648,680
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	1,220,000	1,189,936
Charter Communications bank term loan FRN 8 1/8s, 2013	1,600,254	1,613,206
Insight Midwest bank term loan FRN 7.57s, 2014	136,150	137,012
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 8s,
2011 (Canada)	228,509	229,047
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.222s, 2015	987,500	984,062
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.38s, 2015	240,000	238,800
MGM Studios, Inc. bank term loan FRN Ser. B, 8.749s,
2011	1,212,918	1,196,890
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	735,000	716,510
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.715s, 2011	949,672	953,234
Prestige Brands, Inc. bank term loan FRN Ser. B-1,
7.66s, 2011	411,630	413,173
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7.117s,
2010	1,206,826	1,204,509
Reynolds American, Inc. bank term loan FRN Ser. B,
7.284s, 2012	498,750	501,244
Six Flags, Inc. bank term loan FRN Ser. B, 8.661s, 2009	806,127	814,188
Spanish Broadcasting Systems, Inc. bank term loan FRN
7.12s, 2012	789,975	789,317
Spectrum Brands, Inc. bank term loan FRN Ser. B,
8.387s, 2013	1,130,695	1,133,118
United Rentals, Inc. bank term loan FRN 7.32s, 2011	269,673	270,347
United Rentals, Inc. bank term loan FRN Ser. B, 7.47s,
2011	103,158	103,416
Universal City Development bank term loan FRN Ser. B,
7.388s, 2011	1,136,666	1,139,508
Warner Music Group bank term loan FRN Ser. B, 7.369s,
2011	464,901	466,383
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.999s, 2012	1,178,533	1,175,219

		21,546,705

Energy (0.5%)

CR Gas Storage bank term loan FRN 7.157s, 2013	126,636	126,320
CR Gas Storage bank term loan FRN 7.14s, 2013	121,212	121,136
CR Gas Storage bank term loan FRN Ser. B, 7.161s, 2013	663,485	661,826
CR Gas Storage bank term loan FRN Ser. DD, 6 3/4s,
2013 (U)	84,848	84,795
Dresser, Inc. bank term loan FRN 10 3/4s, 2010	360,000	363,150
EPCO Holding, Inc. bank term loan FRN Ser. C, 7.372s,
2010	594,000	596,864
Key Energy Services, Inc. bank term loan FRN Ser. B,
9.189s, 2012	1,736,875	1,745,017
Meg Energy Corp. bank term loan FRN 7 3/8s, 2013
(Canada)	223,875	224,195
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	225,000	223,192
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.606s, 2012 (Norway)	57,324	57,653
Targa Resources, Inc. bank term loan FRN 7.644s, 2012	974,032	978,555
Targa Resources, Inc. bank term loan FRN 5.242s, 2012	236,129	237,225
Vulcan Energy Corp. bank term loan FRN Ser. B, 6.899s,
2011	801,601	801,601

		6,221,529

Financial (0.3%)

Capital Automotive bank term loan FRN 7.08s, 2010 (R)	2,137,552	2,146,237
Fidelity National Information Solutions, Inc. bank
term loan FRN Ser. B, 7.07s, 2013	929,942	931,815

Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. B, 7.07s, 2012	191,059	191,012
Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. C, 7.065s, 2012	112,433	112,405

		3,381,469

Health Care (0.4%)

Alderwoods Group, Inc. bank term loan FRN 7.32s, 2009	833,518	833,518
AmeriPath, Inc. bank term loan FRN Ser. B, 7.39s, 2012	92,767	92,744
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.15s, 2011	367,170	367,170
DaVita, Inc. bank term loan FRN Ser. B, 7.425s, 2012	396,704	398,298
Fresenius Medical Care AG & CO KGAA bank term loan FRN
Ser. B, 6.752s, 2013 (Germany)	183,080	181,885
Healthsouth Corp. bank term loan FRN Ser. B, 8.62s,
2013	2,344,125	2,352,590
LifePoint, Inc. bank term loan FRN Ser. B, 6.949s, 2012	286,378	284,874
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.16s, 2012	307,692	307,692
Stewart Enterprises, Inc. bank term loan FRN Ser. B,
7.231s, 2011	211,422	211,158
United Surgical Partners International, Inc. bank term
loan FRN 7.145s, 2013	104,738	104,999

		5,134,928

Technology (0.2%)

AMI Semiconductor, Inc. bank term loan FRN 6.824s, 2012	710,362	706,366
Aspect Software, Inc. bank term loan FRN 8.438s, 2011	50,000	50,088
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.831s, 2013	120,000	120,150
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7.999s, 2013	1,206,792	1,217,252
Travelport bank term loan FRN 8.367s, 2013	12,491	12,525
Travelport bank term loan FRN Ser. B, 8.367s, 2013	127,509	127,851
UGS Corp. bank term loan FRN Ser. C, 7.235s, 2012	816,552	815,191

		3,049,423

Transportation (0.1%)

Travelcenters of America, Inc. bank term loan FRN Ser.
B, 7.116s, 2011	1,042,125	1,041,149
United Airlines bank term loan FRN Ser. B, 9 1/4s, 2012	565,906	574,395
United Airlines bank term loan FRN Ser. DD, 9.08s, 2012	80,844	82,056

		1,697,600

Utilities & Power (0.1%)

Mirant North America, LLC. bank term loan FRN Ser. B,
7.074s, 2013	150,621	150,352
NRG Energy, Inc. bank term loan FRN Ser. B, 7.367s,
2013	1,364,145	1,370,824

		1,521,176

Total senior loans (cost $78,966,915)		$78,744,535

UNITS (0.3%)(a) (cost $2,676,027)
	Units	Value

XCL, Ltd. Equity Units (F)	1,327	$3,261,329

PREFERRED STOCKS (0.2%)(a)
	Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.	750	$798,750
Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)	21	168,525
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.	828	1,006,020

Total preferred stocks (cost $1,533,744)		$1,973,295

COMMON STOCKS (0.1%)(a)

			Shares	Value

Coinmach Service Corp. IDS (Income Deposit Securities)
(S)			25,752	$454,523
Contifinancial Corp. Liquidating Trust Units (F)			5,273,336	527
Knology, Inc. (NON)			381	3,917
Sterling Chemicals, Inc. (NON)			497	6,461
Sun Healthcare Group, Inc. (NON)			1,662	21,739
USA Mobility, Inc.			27	685
VFB LLC (acquired various dates from 06/22/99 through
12/08/03, cost $1,311,474) (F)(RES)(NON)			1,795,382	38,152
WHX Corp. (NON)			36,177	307,505

Total common stocks (cost $8,709,832)				$833,509

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			4,826	$188,817
Ion Media Networks, Inc. 144A 9.75% cv. pfd.			36	198,000

Total convertible preferred stocks (cost $590,940)				$386,817

CONVERTIBLE BONDS AND NOTES (--%)(a)(cost $165,000)
			Principal amount	Value

Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035			$165,000	$191,194

WARRANTS (--%)(a)(NON)

	Expiration
	date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	.01	1,980	$20
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	960	26,880
Ubiquitel, Inc. 144A	4/15/10	22.74	3,210	32

Total warrants (cost $219,448)				$26,932

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
			Expiration date/
		Contract Amount	strike price	Value

Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	EUR	67,220,000	Oct-11 / 4.148	$1,570,010
Option on an interest rate swap with Citibank, N.A.
London for the right to pay a fixed rate swap
of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	EUR	67,220,000	Oct-11 / 4.193	1,513,387
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	EUR	52,989,000	Oct-11 / 4.193	1,506,117
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	EUR	52,989,000	Oct-11 / 4.148	1,467,568

Total Purchased Options Outstanding (cost $6,079,012)				$6,057,082

SHORT-TERM INVESTMENTS (20.7%)(a)

			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from November 1, 2006 to
December 22, 2006 (d)			$8,755,108	$8,730,888
Putnam Prime Money Market Fund (e)			256,046,334	256,046,334
U.S. Treasury Bills for an effective yield of 4.81%,
November 30, 2006 (SEG)			4,604,000	4,586,346

Total short-term investments (cost $269,363,568)				$269,363,568

TOTAL INVESTMENTS

Total investments (cost $1,333,933,280) (b)				$1,349,159,980

FORWARD CURRENCY CONTRACTS TO BUY at 10/31/06 (aggregate face value $172,890,384) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$55,336,621	$53,767,837	1/17/07	$1,568,784
Brazilian Cruzeiro	3,199,558	3,193,240	1/17/07	6,318
British Pound	19,079,159	18,860,022	12/20/06	219,137
Canadian Dollar	15,291,166	15,206,993	1/17/07	84,173
Czech Korunas	6,701,577	6,712,908	12/20/06	(11,331)
Danish Krone	2,392,759	2,401,650	12/20/06	(8,891)
Euro	15,899,986	15,757,309	12/20/06	142,677
Japanese Yen	35,424,599	35,742,174	11/15/06	(317,575)
Malaysian Ringgit	3,332,603	3,341,330	11/15/06	(8,727)
Mexican Peso	3,293,072	3,253,335	01/17/07	39,737
Polish Zloty	4,494,285	4,390,895	12/20/06	103,390
South Korean Won	7,091,007	6,947,425	11/15/06	143,582
Swedish Krona	3,339,662	3,315,266	12/20/06	24,396

Total				$1,985,670

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/06 (aggregate face value $308,142,763) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$10,053,372	$9,986,491	12/20/06	$(66,881)
Canadian Dollar	13,202,218	13,173,089	01/17/06	(29,129)
Euro	115,070,761	115,333,350	12/20/06	262,589
Japanese Yen	102,978,135	104,512,246	11/15/06	1,534,111
Japanese Yen	3,301,949	3,301,994	2/21/07	45
Norwegian Krona	24,325,697	24,310,285	12/20/06	(15,412)
Mexican Peso	3,293,072	3,268,438	01/17/07	(24,634)
Swedish Krona	23,564,771	23,378,879	12/20/06	(185,892)
Swiss Franc	10,974,402	10,877,991	12/20/06	(96,411)

Total				$1,378,386

FUTURES CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	23	$2,355,372	Dec-06	$30,465
Euro-Bobl 5 yr (Long)	277	38,786,328	Dec-06	19,501
Euro-Bund 10 yr (Short)	74	11,127,649	Dec-06	772
Euro-Dollar 90 day (Long)	1,561	369,878,950	Mar-07	(259,967)
Euro-Dollar 90 day (Short)	1,663	395,981,088	Dec-07	6,601
Euro-Schatz 2 yr (Short)	1,285	170,400,694	Dec-06	(35,802)
Euro-Sterling 90 day (Long)	892	201,275,821	Sep-07	170,036
Euro-Yen 90 day (Long)	600	127,303,054	Jun-07	334,392
Euro-Yen 90 day (Short)	300	63,821,529	Dec-06	(123,139)
Euro-Yen 90 day (Short)	300	63,523,223	Dec-07	(222,393)
Japanese Government Bond 10 yr (Long)	72	82,820,631	Dec-06	276,175
U.K. Gilt 10 yr (Long)	60	12,588,661	Dec-06	24,971
U.S. Treasury Bond 20 yr (Long)	644	72,550,625	Dec-06	(213,530)
U.S. Treasury Note 10 yr (Short)	406	43,936,813	Dec-06	(508,369)
U.S. Treasury Note 5 yr (Short)	1,281	135,225,563	Dec-06	(929,503)
U.S. Treasury Note 2 yr (Short)	1,647	336,657,094	Dec-06	329,116

Total				$(1,100,674)

WRITTEN OPTIONS OUTSTANDING at 10/31/06 (premiums received $483,403) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed
rate of 1.165% versus the six-month JPY-LIBOR maturing on April 3, 2008.	JPY	25,769,748,000	Apr-08/1.165	$ 757,597

TBA SALE COMMITMENTS OUTSTANDING at 10/31/06 (proceeds receivable $19,473,609) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, November 1, 2036	$19,800,000	11/13/06	$19,566,421

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$900,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(38,772)

	32,700,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	1,511,273

	6,900,000	1/27/14	4.35%	3 month USD-LIBOR-BBA	232,858

Citibank, N.A.
NOK	93,000,000	7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(517,436)

EUR	11,000,000	7/14/10	2.7515%	6 month
				EUR-EURIBOR-Telerate	546,612

	$46,380,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,178,876)

JPY	2,400,000,000	4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(495,431)

JPY	10,565,597,000 (E)	4/3/08	6 month JPY-LIBOR-BBA	1.165%	297,330

JPY	750,000,000	4/21/36	6 month JPY-LIBOR-BBA	2.775%	266,496

AUD	62,965,000	8/4/09	3 month AUD-BBR-BBSW	6.315%	(71,027)

EUR	4,600,000	7/22/10	2.825%	6 month
				EUR-EURIBOR-Telerate	213,242

NOK	36,700,000	7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(181,079)

JPY	2,600,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(73,737)

	$23,700,000	9/29/13	5.078%	3 month USD-LIBOR-BBA	11,041

JPY	2,230,000,000	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(25,716)

CAD	77,019,000	8/22/08	3 month CAD-BA-CDOR	4.3535%	190,011

CAD	18,356,500	8/22/16	4.6535%	3 month CAD-BA-CDOR	(307,245)

CAD	26,930,000	8/4/09	4.497%	3 month CAD-BA-CDOR	(206,264)

Credit Suisse First Boston International
	$11,257,600	7/9/14	4.945%	3 month USD-LIBOR-BBA	(28,205)

Credit Suisse International
EUR	5,062,000	7/17/21	6 month EUR-EURIBOR-
			Telerate	4.445%	315,418

EUR	19,571,000	7/17/13	4.146%	6 month
				EUR-EURIBOR-Telerate	(442,158)

EUR	23,621,000	7/17/09	6 month EUR-EURIBOR-
			Telerate	3.896%	83,582

GBP	2,910,000	4/3/36	GBP 7,330,962 at maturity	6 month GBP-LIBOR-BBA	(82,971)

Deutsche Bank AG
ZAR	23,880,000	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	70,511

JPMorgan Chase Bank, N.A.
JPY	5,079,000,000	7/24/13	1.7875%	6 month JPY-LIBOR-BBA	(773,322)

JPY	20,972,000,000	7/24/08	6 month JPY-LIBOR-BBA	0.905%	505,027

	$30,500,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	887,583

	56,000,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	228,609

	139,343,000	5/4/08	3 month USD-LIBOR-BBA	5.37%	2,212,042

	45,120,000	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(2,305,289)

JPY	11,230,000,000	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(2,248,174)

	$13,000,000	5/10/35	5.062%	3 month USD-LIBOR-BBA	236,618

	30,000,000	5/10/15	3 month USD-LIBOR-BBA	4.687%	(579,080)

	20,430,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(4,035)

	14,680,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	31,320

	56,000,000	5/10/07	4.062%	3 month USD-LIBOR-BBA	5,377

	66,000,000	3/6/16	3 month USD-LIBOR-BBA	5.176%	228,580

Lehman Brothers International (Europe)
	1,789,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(58,770)

	18,882,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	313,842

EUR	14,810,000		10/5/21	6 month EUR-EURIBOR-
				Telerate	4.093%	123,716

EUR	55,790,000		10/5/13	3.8975%	6 month
					EUR-EURIBOR-Telerate	(59,508)

EUR	67,340,000		10/5/09	6 month EUR-EURIBOR-
				Telerate	3.825%	(50,361)

Lehman Brothers Special Financing, Inc.
JPY	4,600,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	613,509

	$108,143,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	494,469

GBP	2,685,000		3/15/36	6,499,938 GBP at maturity	6 month GBP-LIBOR-BBA	(32,753)

JPY	3,661,000,000		9/8/13	1.58375%	6 month JPY-LIBOR-BBA	(61,390)

JPY	15,441,000,000		9/8/08	6 month JPY-LIBOR-BBA	0.80625%	6,702

Merrill Lynch Capital Services, Inc.
EUR	6,900,000		7/26/10	2.801%	6 month
					EUR-EURIBOR-Telerate	325,350

NOK	54,900,000		7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(271,843)

JPY	2,500,000,000		10/31/16	1.90%	6 month JPY-LIBOR-BBA	(33,726)

CAD	18,356,500		10/25/16	4.65%	3 month CAD-BA-CDOR	(265,596)

CAD	77,019,000		10/25/08	3 month CAD-BA-CDOR	4.35%	208,716

JPY	689,400,000		10/18/36	6 month JPY-LIBOR-BBA	2.655%	88,183

JPY	1,480,600,000		10/18/16	1.9475%	6 month JPY-LIBOR-BBA	(80,500)

	$16,600,000	(E)	11/22/16	4.1735%	3 month U.S. Bond Market
					Association Municipal Swap
					Index	(687,824)

	11,600,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	516,200

CAD	53,518,000		8/2/09	4.464%	3 month CAD-BA-CDOR	(360,160)

Total						$(757,031)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
GBP	$2,910,000	4/3/36	3.1225%	GBP Non-revised	$12,730
				Retail Price
				Index

Goldman Sachs International
	2,644,000	9/15/11	678 bp (1 month	Ford Credit Auto	6,364
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

EUR	33,169,000	10/31/11	2.12%	Eurostat	67,734
				Eurozone HICP
				excluding tobacco

EUR	33,169,000	10/31/11	(1.935)	French Consumer	(12,700)
				Price Index
				excluding tobacco

JPMorgan Chase Bank, N.A.
EUR	31,400,000	7/21/11	(2.295%)	Euro Non-revised	(528,898)
				Consumer Price
				Index excluding
				tobacco

EUR	31,400,000	7/21/11	2.2325%	Euro Non-revised	624,967
				Consumer Price
				Index excluding
				tobacco

Lehman Brothers Special Financing, Inc.
EUR	33,169,000	4/26/11	2.11%	French Non-	402,169
				revised Consumer
				Price Index
				excluding tobacco

EUR	33,169,000	4/26/11	(2.115%)	Euro Non-revised	38,100
				Consumer Price
				Index excluding
				tobacco

GBP	2,685,000	3/15/36	4,063,876 GBP at	GBP Non-revised	15,875
			maturity	Retail Price
				Index

Total					$626,341

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 3
Index	$32,558		$1,728,000	6/20/10	360 bp	$117,645

DJ CDX NA HY Series 4
Index	70,302		3,552,000	6/20/10	360 bp	245,202

DJ CDX NA HY Series 4
Index	(29,081)		9,600,000	6/20/10	(360 bp)	(501,785)

DJ CDX NA HY Series 4
Index	(19,398)		4,800,000	6/20/10	(360 bp)	(255,750)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		1,155,000	9/20/11	(111 bp)	(10,540)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		460,000	6/20/11	(101 bp)	(2,989)

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--		2,720,000	9/20/07	(487.5 bp)	(70,861)

Ford Motor Co., 7.45%,
7/16/31	--		3,300,000	9/20/08	725 bp	214,675

Ford Motor Co., 7.45%,
7/16/31	--		580,000	9/20/07	(485 bp)	(14,966)

Republic of Argentina,
8.28%, 2033	--		2,315,000	7/20/09	(214 bp)	(71,304)

Ukraine Government,
7.65%, 6/11/13	--		2,175,000	10/20/11	194 bps	26,684

Deutsche Bank AG
DJ CDX NA IG Series 7	--		2,578,000	12/20/13	(50 bp)	(9,060)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		2,578,000	12/20/13	55 bp	14,864

DJ iTraxx Europe Series
6 Version 1	17,891	EUR	4,571,000	12/20/13	(40 bp)	(7,098)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	4,571,000	12/20/13	43 bp	11,848

Republic of Indonesia,
6.75%, 2014	--		1,125,000	9/20/16	292 bp	71,559

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		7,487,000	(a)	2.461%	649,457

DJ CDX NA HY Series 4
Index	22,336		1,824,000	6/20/10	360 bp	112,150

DJ CDX NA HY Series 4
Index	23,693		4,800,000	6/20/10	(360 bp)	(212,659)

DJ CDX NA HY Series 5
Index	(397,417)		26,966,000	12/20/10	(395 bp)	(1,831,154)

DJ CDX NA IG Series 6
Index 7-10% tranche	--		4,309,000	6/20/13	55 bp	35,944

DJ CDX NA IG Series 6
Index	22,041		4,309,000	6/20/13	(50 bp)	4,556

DJ CDX NA IG Series 7
Index			4,293,000	12/20/13	(50 bp)	(14,981)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		4,293,000	12/20/13	56 bp	27,175

General Motors Corp.,
7 1/8%, 7/15/13	--		2,720,000	9/20/08	620 bp	183,301

General Motors Corp.,
7 1/8%, 7/15/13	--		2,720,000	9/20/07	(427.5 bp)	(79,339)

General Motors Corp.,
7 1/8%, 7/15/13	--		580,000	9/20/07	(425 bp)	(16,776)

General Motors Corp.,
7 1/8%, 7/15/13	--		580,000	9/20/08	620 bp	39,086

Ray Acquisition SCA,
9 3/8%, 3/15/15	--	EUR	1,200,000	9/20/08	(187 bp)	(34,693)

Ray Acquisition SCA,
9 3/8%, 3/15/15	--	EUR	1,200,000	9/20/11	399 bp	123,800

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	860,000	12/20/11	375 bp	2,711

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	860,000	12/20/07	(70 bp)	(1,187)

United States Steel
Corp., 9 3/4%, 5/15/10	--		$635,000	9/20/09	(65 bp)	(1,509)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--		460,000	9/20/07	(345 bp)	(4,099)

Ford Motor Co., 7.45%,
7/16/31	--		460,000	9/20/08	550 bp	13,923

General Motors Corp.,
7 1/8%, 7/15/13	--		460,000	9/20/07	(350 bp)	(7,889)

General Motors Corp.,
7 1/8%, 7/15/13	--		460,000	9/20/08	500 bp	20,278

United Rentals N.A.,
61/2%, 2/15/12	--		467,000	9/20/08	(95 bp)	(696)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 4
Index	40,392		9,600,000	6/20/10	(360 bp)	(432,312)

DJ CDX NA HY Series 4
Index	35,829		1,728,000	6/20/10	360 bp	120,916

DJ CDX NA IG Series 7
Index	2,489		4,197,000	12/20/13	(50 bp)	(11,884)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		4,197,000	12/20/13	54.37 bp	21,942

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	5,485,000	12/20/13	45.25 bp	25,811

DJ iTraxx Europe Series
6 Version 1	17,006	EUR	5,485,000	12/20/13	(40 bp)	(13,206)

DJ iTraxx EUR Series 5
Index	24,712	EUR	3,628,000	6/20/13	(50 bp)	(25,518)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	3,628,000	6/20/13	53.5 bp	58,706

Republic of Peru,
8 3/4%, 11/21/33	--		$2,330,000	10/20/16	215 bp	76,076

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--		1,355,000	9/20/07	(345 bp)	(13,060)

Ford Motor Co., 7.45%,
7/16/31	--		1,355,000	9/20/08	570 bp	40,287

General Motors Corp.,
7 1/8%, 7/15/13	--		1,895,000	9/20/07	(335 bp)	(33,434)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,895,000	9/20/08	500 bp	80,133

L-3 Communications
Corp. 7 5/8%, 2012	--		1,910,000	9/20/11	(111 bp)	(17,428)

L-3 Communications
Corp. 7 5/8%, 2012	--		1,152,000	6/20/11	(92 bp)	(3,102)

Supervalu, Inc.,
7 1/2%, 05/15/12	--		3,485,000	12/20/11	(150 bp)	(16,524)

Merrill Lynch International
DJ CDX NA HY Series 4
Index	43,007		2,208,000	6/20/10	360 bp	151,729

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	2,650		4,463,000	12/20/13	(50 bp)	(12,805)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		4,463,000	12/20/13	53 bp	19,886

DJ iTraxx EUR Series 5
Index	--	EUR	3,628,000	6/20/13	(50 bp)	(50,231)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	3,628,000	6/20/13	57 bp	68,201

Dominican Republic,
8 5/8%, 4/20/27	--		$2,340,000	11/20/11	(170 bp)	4,815

Ford Motor Co., 7.45%,
7/16/31	--		465,000	9/20/07	(345 bp)	(5,871)

Ford Motor Co., 7.45%,
7/16/31	--		465,000	9/20/08	560 bp	14,567

General Motors Corp.,
7 1/8%, 7/15/13	--		465,000	9/20/07	(335 bp)	(9,210)

General Motors Corp.,
7 1/8%, 7/15/13	--		465,000	9/20/08	500 bp	20,489

Total						$(1,175,504)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $1,303,463,163.

(b) The aggregate identified cost on a tax basis is $1,334,876,636, resulting in gross unrealized appreciation and depreciation of $38,157,244 and $23,873,900, respectively, or net unrealized appreciation of $14,283,344.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2006 was $1,419,532 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2006.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at October 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2006 the value of securities loaned amounted to $8,557,090. The fund received cash collateral of $8,730,888 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,618,812 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $143,134,250 and $58,772,351, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $2,283,487. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of October 31, 2006, the aggregate values of these securities totaled $1,930,850. The position in one of the three holdings, GSMPS Mortgage Loan Trust 144A IFB Ser. 05-RP1, Class 1AS, IO, 0.898s, 2035, subsequently was sold for $1,618,184. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

(U) A portion of the position represents unfunded loan commitments. As of October 31, 2006, the fund had unfunded loan commitments of $520,974, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

C/R Gas	$84,848
Cracker Barrel	42,724
MEG Energy	225,000
Trump Casino	168,402

Totals	$520,974

At October 31, 2006, liquid assets totaling $283,730,742 have been designated as collateral for open forward commitments, swap contracts, and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2006.

Distribution of investments by country of issue at October 31, 2006: (as a percentage of Portfolio Value)

Argentina	1.1%
Austria	0.8
Brazil	0.5
Canada	0.9
Cayman Islands	1.2
France	2.9
Germany	2.0
Ireland	2.4
Japan	4.2
Luxembourg	0.6
Russia	1.2
Spain	0.5
Sweden	0.7
United Kingdom	1.9
United States	76.7
Other	2.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006